Inventories, net (Tables)	12 Months Ended
Dec. 31, 2022
Inventories, net
Inventories, net	December 31, ($ in millions) 2022 2021 Raw materials 2,626 2,136 Work in process 1,189 995 Finished goods 2,036 1,594 Advances to suppliers 177 155 Total 6,028 4,880